Employment, Post-Employment Benefits and Share Compensation Plans - Movement in employee benefit obligations (Details) - France - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
As of January 1	€ 12,241	€ 14,872
Benefit payments from the employer	(481)	(1,239)
Current service cost	1,247	1,463
Effect of curtailment		(1,762)
Operating costs, net	1,247	(299)
Interest expense (income)	383	374
Amount recognized in the Income Statement	1,630	76
(Gain)/loss from change in demographic assumptions	(115)	(989)
(Gain)/loss from change in financial assumptions	(416)	(696)
(Gain)/loss from experience	(279)	219
Thereof - Expense/(Income) recognized in the Income Statement	(69)	(244)
Thereof - Expense/(Income) recognized in Other Comprehensive Income	(741)	(1,222)
Divestment of affiliated companies	(418)
As of December 31	€ 12,162	€ 12,241